Accumulated other comprehensive income (loss), net of tax Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020		Mar. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		¥ 9,175,624	¥ 9,501,493
Less: reclassification adjustments for losses (gains) included in net income		8,351
Change during year		327,108	(172,055)		¥ (42,945)
Balance at end of fiscal year		9,688,157	9,175,624		9,501,493
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(9,494)	164,021		1,741,894
Change during year		327,608	(172,463)		(42,731)
Balance at end of fiscal year		318,114	(9,494)		164,021
Accumulated Other Comprehensive Income | Cumulative effect, period of adoption, adjusted balance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year			(1,052)	[1]	(1,535,142)	[2]
Balance at beginning of fiscal year, adjusted		(9,494)	162,969		206,752
Balance at end of fiscal year	[1]				(1,052)
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(19,592)	22,019		1,556,585
Unrealized gains (losses) during year		(4,911)	(22,566)		(11,358)
Less: reclassification adjustments for losses (gains) included in net income		16,330	(19,045)		1,856
Change during year		11,419	(41,611)		(9,502)
Balance at end of fiscal year		(8,173)	(19,592)		22,019
Net unrealized gains (losses) on available-for-sale securities | Cumulative effect, period of adoption, adjusted balance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[3]				(1,525,064)
Balance at beginning of fiscal year, adjusted		(19,592)	22,019		31,521
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(109,872)	(58,558)		(35,076)
Foreign currency translation adjustments during year		22,704	(49,888)		(22,737)
Less: reclassification adjustments for losses (gains) included in net income		295	(374)		(745)
Change during year		22,999	(50,262)		(23,482)
Balance at end of fiscal year		(86,873)	(109,872)		(58,558)
Foreign currency translation adjustments | Cumulative effect, period of adoption, adjusted balance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[4]		(1,052)
Balance at beginning of fiscal year, adjusted		(109,872)	(59,610)		(35,076)
Balance at end of fiscal year	[4]				(1,052)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		69,455	196,446		220,385
Unrealized gains (losses) during year		331,668	(122,219)		(17,243)
Less: reclassification adjustments for losses (gains) included in net income		(3,970)	(4,772)		(6,696)
Change during year		327,698	(126,991)		(23,939)
Balance at end of fiscal year		397,153	69,455		196,446
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		50,515	4,114
Unrealized gains (losses) during year		(30,345)	45,560		14,293
Less: reclassification adjustments for losses (gains) included in net income		(4,163)	841		(101)
Change during year		(34,508)	46,401		14,192
Balance at end of fiscal year		16,007	50,515		4,114
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest | Cumulative effect, period of adoption, adjusted balance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[3]				(10,078)
Balance at beginning of fiscal year, adjusted		¥ 50,515	¥ 4,114		¥ (10,078)

[1]	These amounts resulted from the adoption of ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities.”
[2]	These amounts resulted mainly from the adoption of ASU No.2016-01, “Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities.”
[3]	The MHFG Group adopted ASU No.2016-01, “Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU No.2016-01”) on April 1, 2018. The ASU No.2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU No.2016-01 also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. Cumulative-effect adjustments to the consolidated balance sheets were recognized upon adoption.
[4]	The MHFG Group adopted ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU No.2017-12”) on April 1, 2019 and the ASU No.2017-12 eliminated the separate measurement and reporting of hedge ineffectiveness. Cumulative-effect adjustment to the consolidated balance sheets was recognized upon adoption.